Shares Issuance	3 Months Ended
Mar. 31, 2017
Shares Issuance
Shares Issuance

14. SHARE ISSUANCE

On January 3, 2007, the Company sold 26,000,000 shares to 3 shareholders at a price of $0.0001 per share. One of the shareholdersis the Company director, Ms Chan Kam Wun and the other two shareholders are the Company’s advisor who provided strategic advise to the Company at the early stage, so the Company rewarded them with a lower subscription price. On January 9, 2017, the Company subsequently sold 1,660,000 shares to 14 non-affiliate shareholders at a higher price of $0.1 per share.